Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Rental income to be paid on leases	$ 34,300	$ 25,500
Liabilities	637,149		$ 635,892
Prime Business Solutions LLC [Member]
Maintenance fees payable	0		400
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Purchased of propety plant and equipment	1,100
Nine Energy Service, Inc. [Member] | Products and Rentals [Member]
Purchased of propety plant and equipment		0
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Liabilities	5,500		6,800
Mubbadrah Group Entities [Member]
Rental income to be paid on leases	100	100
Due from related party	$ 600		$ 600
Percentage of ownership	19.00%
Heavy Equipment Manufacturing & Trading LLC [Member] | GES [Member]
Services charges	$ 100	0
Esnaad Solutions LLC [Member] | Mubbadrah Investment LLC [Member]
Percentage of ownership	99.00%
Services charges	$ 0	0
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership	100.00%
Administrative service fee	$ 600	$ 0